Employee And Director Stock Options Granted under 2001 Plan, Assumption Used In Black-Scholes Model (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years	6 years	6 years	6 years	6 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	57.00%	58.00%	58.00%	87.00%	75.00%
Risk-free interest rate, minimum	0.80%	1.90%	1.90%	1.50%	1.90%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, maximum	59.00%	60.00%	60.00%	88.00%	84.00%
Risk-free interest rate, maximum	1.40%	2.70%	2.70%	2.90%	2.90%